Commitments and Contingencies Insurance (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Insurance [Line Items]
2013	$ 22,235,000
2014	11,905,000
2015	7,781,000
2016	5,141,000
2017	3,068,000
Thereafter	14,506,000
Self insurance reserve, undiscounted	65,594,000		54,010,000
Less: discount	(958,000)		(862,000)
Self insurance reserve	64,636,000		53,148,000
Discount rate	0.40%		0.48%
Workers' Compensation
Insurance [Line Items]
Insurance coverage floor	1,500,000		1,500,000		1,500,000
General Liability
Insurance [Line Items]
Insurance coverage floor	1,500,000	[1]	1,500,000	[1]	1,500,000	[1]
Insurance additional self-insured retention					1,000,000
Liquor liability aggregate					2,000,000
Health
Insurance [Line Items]
Insurance coverage floor	400,000	[2]	400,000	[2]	300,000	[2]
Health benefit claims limit	400,000		400,000		300,000
Additional payable losses	300,000		300,000		400,000
Insurance coverage, health care limit per individual per year					2,000,000
Property Coverage
Insurance [Line Items]
Insurance coverage floor	2,500,000	[3]	2,500,000	[3]	2,500,000	[3]
Insurance coverage, floor, deductible for named storms	5.00%
Insurance coverage, property limit per occurrence	60,000,000
Property Coverage | Collateralized Mortgage Backed Securities
Insurance [Line Items]
Insurance coverage floor	500,000	[3]	500,000	[3]	500,000	[3]
Employment Practices Liability
Insurance [Line Items]
Insurance coverage floor	2,000,000		2,000,000		2,000,000
Directors and Officers Liability Insurance
Insurance [Line Items]
Insurance coverage floor	1,000,000	[4]	250,000	[4]	250,000	[4]
Fiduciary Liability
Insurance [Line Items]
Insurance coverage floor	25,000		25,000		25,000
Minimum | Workers' Compensation and General Liability
Insurance [Line Items]
Annual risk free rate, period	1 year
Maximum | Workers' Compensation and General Liability
Insurance [Line Items]
Annual risk free rate, period	5 years
Accrued and other current liabilities
Insurance [Line Items]
Self insurance reserve, current	22,235,000		13,573,000
Other long-term liabilities, net
Insurance [Line Items]
Self insurance reserve, noncurrent	$ 42,401,000		$ 39,575,000

[1]	In 2012 and 2011, claims arising from liquor liability had the same self-insured retention as general liability. For claims in 2010, there was an additional $1.0 million self-insured retention per claim until a $2.0 million liquor liability aggregate had been met. At that time, any claims arising from liquor liability reverted to the general liability self-insured retention.
[2]	The Company is self-insured for all covered health benefits claims, limited to $0.4 million per covered individual in 2012 and 2011 and $0.3 million per covered individual in 2010. The Company is responsible for the first $0.3 million, $0.3 million and $0.4 million of payable losses under the plan as an additional aggregating specific deductible to apply after the individual specific deductible was met in 2012, 2011 and 2010, respectively. The 2010 insurer’s liability was limited to $2.0 million per individual per year.
[3]	The Company has a $0.5 million deductible per occurrence for those properties that collateralize New PRP’s 2012 CMBS Loan and a $2.5 million deductible per occurrence for all other locations. The deductibles for named storms and earthquakes are 5.0% of the total insurable value at the time of the loss per unit of insurance at each location involved in the loss, subject to a minimum of $0.5 million for those properties that collateralize New PRP’s 2012 CMBS Loan and $2.5 million for all other locations. Property limits are $60.0 million each occurrence, and the Company does not quota share in any loss above either deductible level.
[4]	Retention increase in 2012 was effective with the Company’s initial public offering on August 8, 2012.